Significant Accounting Policies - Schedule of Estimated Rates of Amortization (Details)	12 Months Ended
Dec. 31, 2015
Computer Equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	P3Y
Lab equipment
Property, Plant and Equipment [Line Items]
Estimated useful lives	P3Y
Office furniture and fixtures
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Storage
Property, Plant and Equipment [Line Items]
Estimated useful lives	P5Y
Agricultural machinery
Property, Plant and Equipment [Line Items]
Estimated useful lives	P4Y